EMPLOYEE BENEFITS - Monte Carlo simulation pricing model (Details) - Forecast	Oct. 22, 2027 yr R / shares	Oct. 25, 2026 yr R / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average fair value of 80% performance shares (in ZAR per share)	R 15.09	R 7.72
Weighted average fair value of 20% retention shares (in ZAR per share)	R 21.18	R 16.24
Expected term (years) | yr	3,000,000	3,000,000
Grant date share price of a DRDGOLD share	R 21.81	R 16.89
Expected dividend yield	0.98%	1.30%
Expected volatility	42.12%	44.55%
Expected risk free rate	7.42%	8.27%